GMO Global Equity Allocation Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	64 Months Ended	66 Months Ended	120 Months Ended	349 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class III
Prospectus [Line Items]
Average Annual Return, Percent	[1]		29.16%	10.53%			10.42%	8.44%
Performance Inception Date		Nov. 26, 1996
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		27.38%	8.61%			9.03%	6.53%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.84%	7.67%			8.11%	6.36%
Class III | MSCI ACWI + (Composite index)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		22.34%	11.19%			11.72%	7.64%
Class III | MSCI ACWI (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		22.34%	11.19%			11.72%	7.59%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]		29.21%	10.53%		12.91%
Performance Inception Date		Jul. 15, 2020
Class R6 | MSCI ACWI + (Composite index)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		22.34%	11.19%		13.64%
Class R6 | MSCI ACWI (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		22.34%	11.19%		13.64%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1]		29.05%	10.43%	12.25%
Performance Inception Date		Aug. 17, 2020
Class I | MSCI ACWI + (Composite index)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		22.34%	11.19%	13.03%
Class I | MSCI ACWI (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		22.34%	11.19%	13.03%

[1]	Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.28% to 2024 annual performance.
[2]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
[3]	The composite index provides a performance comparison that tracks changes in the Fund’s benchmark over time. See “Fund Benchmarks and Comparative Indices” for the time periods covered by each index included in the composite index.